30. Financial expenses	12 Months Ended
Dec. 31, 2019
Financial Expenses [Abstract]
Financial expenses

30. Financial expenses

	2019	2018	2017
Financial expenses	(1,408,053)	(951,439)	(1,009,653)
Interest on borrowing and financing	(116,735)	(96,682)	(211,108)
Interest on taxes and fees	(28,396)	(15,409)	(5,712)
Swap interest	(24,604)	(32,424)	(85,362)
Interest on leasing	(821,463)	(266,328)	(257,305)
Monetary adjustment (2)	(191,309)	(340,175)	(278,272)
Discounted granted	(36,047)	(38,858)	(52,683)
Other expenses (1)	(189,499)	(161,563)	119,211

(1) Includes PIS/COFINS amounts on financial events, mainly related to Interest on Shareholders Equity (JSCP).

(2) Monetary adjustment relates mainly to provision for legal and administrative proceedings.